RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue	[1]	$ 68.4	$ 15.0
Cost of sales	[2]	(4.2)	(6.5)
Operating and administrative expenses	[3]	1.3
Other income	[4]	9.2	4.4
Unrealized Loss On Foreign Exchange Hedge With ACI [Member]
Related Party Transaction [Line Items]
Revenue		$ 0.2

[1]	Year ended December 3120182017Revenue (a)$ 68.4 $ 15.0 Cost of sales (b)$ (4.2)$ (6.5)Operating and administrative expenses (c)$ 1.3 $ -Other income (d)$ 9.2 $ 4.4 In the ordinary course of business, AltaGas sold natural gas and natural gas liquids to a joint venture and ACI. In addition, subsequent to the IPO of ACI, AltaGas is providing certain day-to-day services to ACI under a Transition Services Agreement on a cost recovery basis. The Transition Services Agreement will operate until June 30, 2020, subject to earlier termination in certain circumstances, and is extendable by mutual agreement of the parties. Revenue also includes an unrealized loss on a foreign exchange hedge with ACI of $0.2 million in 2018 (2017 - $nil).
[2]	In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture as well as incurred costs related to the sale of natural gas liquids to affiliates.
[3]	Administrative costs recovered from joint ventures. In 2017, amount was offset by the expense associated with the forgiveness of a loan to an executive.
[4]	Interest income from loans to Petrogas (secured loan facility) and loans to ACI. Subsequent to the IPO of ACI, AltaGas provided certain loans to ACI for a portion of the year. Loans to ACI were fully repaid by December 31, 2018.